Taxation - Reconciliation of Total Tax (Benefit) Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Continuing operations
Income tax benefit at PRC statutory rate (based on statutory tax rate applicable to enterprises in China)	$ (10,384)	$ (11,617)	$ (8,319)
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	485	1,341	2,145
Non-deductible expenses	245	32	12
Effect of Super Deduction	(881)	(546)	(901)
Effect of tax holidays and tax concessions	3,776	4,102	2,234
Change in valuation allowance of deferred tax assets	6,720	6,748	0
Effect on deferred tax assets due to change in tax rates	(167)	0	0
Outside basis difference arising from VIE and its subsidiaries in the PRC	0	(652)	(5,743)
Expiration of tax loss	562	0	91
Others	(445)	(1,660)	8,012
Income tax benefit	$ (89)	$ (2,252)	$ (2,469)